Offerings - Offering: 1	Jul. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,608,656,391.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,164,885.29
Offering Note	(1) Equals the Maximum Aggregate Offering Price as described in the Registration Statement on Form S-4, file number 333-288960, filed by Liberty Live Holdings, Inc. with the Securities and Exchange Commission on July 25, 2025. (2) Offset pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.